Revision on previously issued financial statements - Impact on the consolidated statements of changes in shareholders' equity (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revision on previously issued financial statements
Balance at the beginning	¥ 2,729,427		¥ 2,616,072	¥ 3,226,304
Net (loss)/income	(13,534)	$ (1,854)	88,744	(730,753)
Balance at the end	2,656,521	363,942	2,729,427	2,616,072
Accumulated deficit
Revision on previously issued financial statements
Balance at the beginning	(9,256,358)		(9,344,462)	(8,613,709)
Net (loss)/income	(13,534)		88,744	(730,753)
Balance at the end	(9,270,356)	$ (1,270,034)	(9,256,358)	(9,344,462)
As Previously Reported
Revision on previously issued financial statements
Balance at the beginning	2,753,657		2,641,305	3,232,024
Net (loss)/income			87,741	(711,240)
Balance at the end			2,753,657	2,641,305
As Previously Reported | Accumulated deficit
Revision on previously issued financial statements
Balance at the beginning	(9,232,128)		(9,319,229)	(8,607,989)
Net (loss)/income			87,741	(711,240)
Balance at the end			(9,232,128)	(9,319,229)
Revision Adjustments
Revision on previously issued financial statements
Balance at the beginning	(24,230)		(25,233)	(5,720)
Net (loss)/income			1,003	(19,513)
Balance at the end			(24,230)	(25,233)
Revision Adjustments | Accumulated deficit
Revision on previously issued financial statements
Balance at the beginning	¥ (24,230)		(25,233)	(5,720)
Net (loss)/income			1,003	(19,513)
Balance at the end			¥ (24,230)	¥ (25,233)